 875 Third Avenue, New York, New York 10022 212.201.25002180 Sand Hill Road, Menlo Park, California 94025 AetosClientRelations@aetoscapital.com  PROFILE SHEET NOVEMBER 2017  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Distressed Investment Strategies Fund. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Reflects AUM as of September 30, 2017. 3 Reflects number of managers in the Aetos Capital Distressed Investment Strategies Fund as of December 1, 2017 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Distressed Investment Strategies Fund’s inception of September 1, 2002 through November 30, 2017.   FIRM OVERVIEW  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages over $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   FUND OVERVIEW  The Aetos Capital Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high quality distressed investment strategies, constructed and monitored using disciplined processes.  HISTORICAL PERFORMANCE (since inception)1  AETOS AT-A-GLANCE  Founded2001  Firm AUM2 $10.9 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  FUND HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 7# of Sub-Strategies: 3  Beta to Market Indices1,4BarCap Aggregate Index: -0.02MSCI ACWI (Net): 0.15  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  PERFORMANCE AND STATISTICS (since inception through November 30, 2017)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Fund  3.72%  1.93%  4.44%  4.35%  6.59%  HFRI FOF: Conservative Index  4.60%  2.14%  3.55%  0.93%  3.09%  Barclays Capital Aggregate Index  3.21%  2.11%  1.98%  3.99%  4.26%  MSCI ACWI (Net)  24.64%  8.01%  10.94%  4.37%  8.43%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Fund  -  2.82%  2.93%  3.84%  3.61%  HFRI FOF: Conservative Index  -  2.07%  2.13%  4.14%  3.79%  Barclays Capital Aggregate Index  -  2.81%  2.85%  3.24%  3.38%  MSCI ACWI (Net)  -  10.61%  9.94%  16.80%  15.22%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Fund  -  0.54  1.42  1.05  1.50  HFRI FOF: Conservative Index  -  0.84  1.54  0.14  0.50  Barclays Capital Aggregate Index  -  0.61  0.60  1.13  0.91  MSCI ACWI (Net)  -  0.72  1.07  0.24  0.48  Aetos Capital Distressed Investment Strategies Fund

 NOVEMBER 2017 | PROFILE SHEET | *  HISTORICAL EXPOSURES (quarterly over past 5 years)  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Distressed Investment Strategies Fund. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  SUB-STRATEGY ALLOCATIONS (as of December 1, 2017)2  GEOGRAPHIC EXPOSURE (as of September 30, 2017)2  AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2017  1.38%  0.72%  -0.24%  0.18%  -0.08%  0.08%  -0.08%  0.28%  0.30%  0.14%  0.04%  -  2.76%  2016  -1.32%  -0.85%  0.89%  2.40%  0.44%  0.17%  1.17%  1.05%  0.80%  0.82%  0.50%  0.93%  7.18%  2015  -0.35%  0.83%  0.07%  0.76%  0.42%  -0.72%  -0.23%  -1.21%  -1.32%  -0.28%  -0.36%  -1.30%  -3.65%  2014  0.60%  1.70%  0.48%  0.30%  0.76%  1.58%  -0.02%  -0.17%  -0.67%  -0.86%  0.01%  -0.20%  3.53%  2013  1.75%  0.60%  1.26%  1.44%  1.93%  -0.83%  0.83%  0.17%  0.58%  1.28%  1.25%  0.67%  11.46%  2012  1.57%  1.10%  0.97%  0.86%  -0.50%  0.50%  1.11%  1.03%  1.57%  0.75%  0.57%  1.46%  11.54%  2011  1.09%  1.14%  -0.03%  0.75%  0.09%  -0.79%  -0.14%  -2.35%  -2.75%  0.56%  -0.72%  -0.09%  -3.27%  2010  2.17%  0.70%  2.20%  1.44%  -1.67%  -0.43%  0.51%  0.48%  1.03%  1.20%  0.32%  1.21%  9.50%  2009  0.65%  -0.45%  -0.36%  0.87%  2.44%  2.09%  2.33%  2.38%  2.13%  1.79%  1.63%  1.80%  18.67%  2008  -1.35%  0.70%  -0.67%  0.50%  0.04%  -0.50%  -0.72%  -0.59%  -2.25%  -3.18%  -2.44%  -1.03%  -10.99%  2007  1.57%  1.11%  0.93%  1.65%  1.53%  0.01%  -0.47%  -1.26%  1.24%  1.04%  -0.71%  0.18%  6.99%  2006  1.62%  0.57%  1.19%  0.72%  0.61%  0.03%  0.47%  0.66%  0.50%  1.88%  1.51%  1.30%  11.63%  2005  0.49%  1.37%  -0.28%  -0.43%  0.21%  0.67%  1.45%  0.88%  0.42%  -0.02%  0.59%  0.89%  6.39%  2004  2.52%  0.59%  0.30%  0.16%  0.26%  1.01%  0.35%  0.51%  0.76%  0.76%  2.05%  1.57%  11.34%  2003  1.77%  0.68%  0.69%  2.57%  1.54%  2.28%  0.00%  0.70%  2.22%  1.89%  1.20%  1.89%  18.86%  2002  -  -  -  -  -  -  -  -  0.06%  -0.30%  1.96%  1.23%  2.97%

 875 Third Avenue, New York, New York 10022 212.201.25002180 Sand Hill Road, Menlo Park, California 94025 AetosClientRelations@aetoscapital.com  PROFILE SHEET NOVEMBER 2017  PERFORMANCE AND STATISTICS (since inception through November 30, 2017)1  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Reflects AUM as of September 30, 2017. 3 Reflects number of managers in the Aetos Capital Growth Portfolio as of December 1, 2017 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Growth Portfolio’s inception of September 1, 2002 through November 30, 2017.   FIRM OVERVIEW  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages over $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO OVERVIEW  The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   HISTORICAL PERFORMANCE (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  6.97%  2.79%  4.57%  2.82%  4.40%  HFRI FOF: Conservative Index  4.60%  2.14%  3.55%  0.93%  3.09%  Barclays Capital Aggregate Index  3.21%  2.11%  1.98%  3.99%  4.26%  MSCI ACWI (Net)  24.64%  8.01%  10.94%  4.37%  8.43%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.11%  2.88%  4.43%  3.92%  HFRI FOF: Conservative Index  -  2.07%  2.13%  4.14%  3.79%  Barclays Capital Aggregate Index  -  2.81%  2.85%  3.24%  3.38%  MSCI ACWI (Net)  -  10.61%  9.94%  16.80%  15.22%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.77  1.50  0.56  0.82  HFRI FOF: Conservative Index  -  0.84  1.54  0.14  0.50  Barclays Capital Aggregate Index  -  0.61  0.60  1.13  0.91  MSCI ACWI (Net)  -  0.72  1.07  0.24  0.48  AETOS AT-A-GLANCE  Founded2001  Firm AUM2 $10.9 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  PORTFOLIO HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 29# of Strategies: 8  Beta to Market Indices1,4BarCap Aggregate Index: 0.00MSCI ACWI (Net): 0.19  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  Aetos Capital Growth Portfolio

 NOVEMBER 2017 | PROFILE SHEET | *  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of December 1, 2017)  STRATEGY ALLOCATIONS (as of December 1, 2017)2  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2017)2  AETOS CAPITAL GROWTH PORTFOLO  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2017  1.43%  0.62%  0.53%  0.63%  0.85%  0.15%  0.60%  0.43%  0.27%  0.56%  -0.02%  -  6.21%  2016  -2.56%  -1.39%  0.54%  0.74%  1.73%  -0.81%  1.39%  0.64%  0.67%  0.07%  0.03%  0.72%  1.70%  2015  -0.32%  1.17%  0.29%  0.06%  1.00%  -0.96%  0.58%  -1.14%  -1.50%  1.21%  -0.02%  -0.23%  0.10%  2014  -0.01%  1.71%  -0.35%  -0.59%  1.18%  0.84%  -0.64%  0.48%  0.29%  0.00%  0.85%  0.45%  4.26%  2013  1.77%  0.66%  1.38%  0.71%  0.98%  -0.32%  0.82%  -0.23%  0.96%  1.14%  1.17%  0.79%  10.28%  2012  1.68%  1.23%  0.71%  0.29%  -0.79%  0.31%  0.81%  0.59%  0.67%  0.07%  0.50%  0.60%  6.85%  2011  0.57%  0.68%  -0.08%  1.05%  -0.21%  -0.61%  -0.07%  -2.46%  -2.20%  1.66%  -0.60%  -0.14%  -2.47%  2010  0.15%  0.65%  1.91%  0.90%  -2.34%  -0.77%  1.02%  0.21%  1.89%  1.16%  0.05%  1.38%  6.31%  2009  0.56%  -0.29%  -0.34%  -0.61%  2.86%  1.15%  1.95%  1.39%  2.04%  0.25%  1.73%  0.73%  11.97%  2008  -2.32%  1.31%  -1.49%  0.62%  1.83%  -0.29%  -0.82%  -0.44%  -6.97%  -4.26%  -1.97%  -0.85%  -14.86%  2007  1.56%  0.43%  1.18%  1.45%  1.66%  0.43%  -0.67%  -1.40%  0.96%  1.52%  -0.07%  0.62%  7.90%  2006  1.91%  0.32%  1.13%  0.91%  -0.63%  0.21%  0.39%  0.57%  0.18%  0.83%  1.39%  1.16%  8.68%  2005  0.30%  1.32%  0.26%  -0.45%  0.72%  0.77%  1.01%  0.60%  0.82%  -0.84%  0.61%  1.31%  6.61%  2004  1.79%  0.71%  -0.10%  -0.92%  -0.15%  0.36%  -0.15%  -0.04%  0.67%  0.52%  1.57%  0.93%  5.26%  2003  0.28%  -0.04%  0.11%  1.62%  1.72%  1.30%  0.22%  0.76%  0.76%  1.31%  1.00%  0.99%  10.47%  2002  -  -  -  -  -  -  -  -  -0.59%  0.17%  0.40%  1.07%  1.04%

 875 Third Avenue, New York, New York 10022 212.201.25002180 Sand Hill Road, Menlo Park, California 94025 AetosClientRelations@aetoscapital.com  PROFILE SHEET NOVEMBER 2017  PERFORMANCE AND STATISTICS (since inception through November 30, 2017)1  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Prime Portfolio, a model portfolio/asset allocation program that was formalized in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. For periods prior to April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Reflects AUM as of September 30, 2017. 3 Reflects number of managers in the Aetos Capital Prime Portfolio as of December 1, 2017 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Prime Portfolio’s inception of September 1, 2002 through November 30, 2017.   FIRM OVERVIEW  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages over $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO OVERVIEW  The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   HISTORICAL PERFORMANCE (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  7.11%  2.88%  4.79%  2.81%  4.55%  HFRI FOF: Conservative Index  4.60%  2.14%  3.55%  0.93%  3.09%  Barclays Capital Aggregate Index  3.21%  2.11%  1.98%  3.99%  4.26%  MSCI ACWI (Net)  24.64%  8.01%  10.94%  4.37%  8.43%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.37%  3.13%  4.49%  3.99%  HFRI FOF: Conservative Index  -  2.07%  2.13%  4.14%  3.79%  Barclays Capital Aggregate Index  -  2.81%  2.85%  3.24%  3.38%  MSCI ACWI (Net)  -  10.61%  9.94%  16.80%  15.22%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.74  1.45  0.55  0.85  HFRI FOF: Conservative Index  -  0.84  1.54  0.14  0.50  Barclays Capital Aggregate Index  -  0.61  0.60  1.13  0.91  MSCI ACWI (Net)  -  0.72  1.07  0.24  0.48  AETOS AT-A-GLANCE  Founded2001  Firm AUM2 $10.9 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  PORTFOLIO HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 29# of Strategies: 8  Beta to Market Indices1,4BarCap Aggregate Index: -0.02MSCI ACWI (Net): 0.19  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  Aetos Capital Prime Portfolio

 NOVEMBER 2017 | PROFILE SHEET | *  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2017)2  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Prime Portfolio, a model portfolio/asset allocation program that was formalized in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. For periods prior to April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of December 1, 2017)  STRATEGY ALLOCATIONS (as of December 1, 2017)2  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2017  1.51%  0.59%  0.57%  0.61%  0.93%  0.10%  0.63%  0.48%  0.27%  0.57%  -0.02%  -  6.40%  2016  -2.77%  -1.66%  0.53%  0.62%  1.98%  -0.85%  1.49%  0.55%  0.74%  -0.08%  0.00%  0.67%  1.14%  2015  -0.35%  1.30%  0.26%  -0.07%  1.11%  -0.96%  0.79%  -1.17%  -1.53%  1.43%  0.06%  -0.19%  0.64%  2014  -0.13%  1.90%  -0.51%  -0.79%  1.34%  0.89%  -0.70%  0.62%  0.44%  0.23%  0.99%  0.55%  4.91%  2013  1.78%  0.64%  1.46%  0.63%  0.97%  -0.20%  0.85%  -0.30%  1.07%  1.18%  1.31%  0.86%  10.73%  2012  1.65%  1.20%  0.69%  0.31%  -0.86%  0.33%  0.85%  0.54%  0.67%  -0.07%  0.46%  0.45%  6.39%  2011  0.44%  0.62%  -0.19%  1.12%  -0.23%  -0.61%  0.00%  -2.56%  -2.27%  1.82%  -0.52%  -0.20%  -2.63%  2010  -0.19%  0.70%  1.82%  0.77%  -2.42%  -0.90%  1.05%  0.10%  2.03%  1.14%  0.06%  1.61%  5.84%  2009  0.60%  -0.33%  -0.38%  -0.85%  2.78%  0.89%  1.84%  1.26%  1.89%  0.10%  1.81%  0.56%  10.57%  2008  -2.37%  1.33%  -1.55%  0.67%  1.91%  -0.17%  -0.95%  -0.39%  -7.03%  -3.75%  -1.62%  -0.74%  -14.01%  2007  1.71%  0.51%  1.10%  1.52%  1.69%  0.40%  -0.63%  -1.42%  1.06%  1.61%  -0.10%  0.58%  8.25%  2006  2.00%  0.34%  1.27%  0.94%  -0.57%  0.15%  0.35%  0.69%  0.20%  0.99%  1.49%  1.12%  9.33%  2005  0.12%  1.26%  0.28%  -0.51%  0.78%  0.81%  1.20%  0.65%  0.75%  -0.83%  0.68%  1.37%  6.73%  2004  1.85%  0.72%  -0.12%  -0.68%  -0.10%  0.36%  -0.18%  0.00%  0.66%  0.69%  1.57%  1.03%  5.93%  2003  0.21%  -0.02%  0.22%  1.69%  1.71%  1.30%  0.37%  0.79%  0.61%  1.43%  1.12%  1.10%  11.03%  2002  -  -  -  -  -  -  -  -  -0.67%  0.34%  0.52%  0.95%  1.14%  AETOS CAPITAL PRIME PORTFOLO

 875 Third Avenue, New York, New York 10022 212.201.25002180 Sand Hill Road, Menlo Park, California 94025 AetosClientRelations@aetoscapital.com  PROFILE SHEET NOVEMBER 2017  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Reflects AUM as of September 30, 2017. 3 Reflects number of managers in the Aetos Capital Balanced Portfolio as of December 1, 2017 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Balanced Portfolio’s inception of September 1, 2002 through November 30, 2017.   FIRM OVERVIEW  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages over $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO OVERVIEW  The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   HISTORICAL PERFORMANCE (since inception)1  PERFORMANCE AND STATISTICS (since inception through November 30, 2017)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  6.83%  2.70%  4.35%  2.83%  4.13%  HFRI FOF: Conservative Index  4.60%  2.14%  3.55%  0.93%  3.09%  Barclays Capital Aggregate Index  3.21%  2.11%  1.98%  3.99%  4.26%  MSCI ACWI (Net)  24.64%  8.01%  10.94%  4.37%  8.43%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  2.88%  2.68%  4.48%  3.93%  HFRI FOF: Conservative Index  -  2.07%  2.13%  4.14%  3.79%  Barclays Capital Aggregate Index  -  2.81%  2.85%  3.24%  3.38%  MSCI ACWI (Net)  -  10.61%  9.94%  16.80%  15.22%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.80  1.53  0.56  0.75  HFRI FOF: Conservative Index  -  0.84  1.54  0.14  0.50  Barclays Capital Aggregate Index  -  0.61  0.60  1.13  0.91  MSCI ACWI (Net)  -  0.72  1.07  0.24  0.48  AETOS AT-A-GLANCE  Founded2001  Firm AUM2 $10.9 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  PORTFOLIO HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 29# of Strategies: 8  Beta to Market Indices1,4BarCap Aggregate Index: 0.03MSCI ACWI (Net): 0.19  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  Aetos Capital Balanced Portfolio

 NOVEMBER 2017 | PROFILE SHEET | *  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of December 1, 2017)  STRATEGY ALLOCATIONS (as of December 1, 2017)2  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2017)2  AETOS CAPITAL BALANCED PORTFOLO  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2017  1.36%  0.65%  0.49%  0.65%  0.77%  0.19%  0.56%  0.38%  0.27%  0.56%  -0.02%  -  6.02%  2016  -2.35%  -1.13%  0.55%  0.86%  1.48%  -0.77%  1.29%  0.73%  0.66%  0.21%  0.07%  0.77%  2.31%  2015  -0.28%  1.03%  0.32%  0.20%  0.88%  -0.95%  0.36%  -1.11%  -1.47%  0.98%  -0.11%  -0.29%  -0.48%  2014  0.09%  1.54%  -0.19%  -0.38%  1.02%  0.80%  -0.59%  0.34%  0.14%  -0.24%  0.71%  0.35%  3.62%  2013  1.76%  0.67%  1.30%  0.80%  1.00%  -0.43%  0.78%  -0.16%  0.86%  1.10%  1.03%  0.73%  9.82%  2012  1.73%  1.30%  0.73%  0.26%  -0.73%  0.29%  0.78%  0.64%  0.66%  0.21%  0.54%  0.74%  7.38%  2011  0.77%  0.76%  0.12%  0.96%  -0.21%  -0.60%  -0.20%  -2.28%  -2.04%  1.43%  -0.74%  -0.03%  -2.12%  2010  0.64%  0.58%  2.00%  1.08%  -2.22%  -0.53%  0.98%  0.38%  1.63%  1.11%  0.01%  1.13%  6.93%  2009  0.42%  -0.13%  -0.27%  -0.36%  2.96%  1.61%  2.16%  1.52%  2.30%  0.53%  1.56%  0.94%  13.99%  2008  -1.75%  1.07%  -1.52%  0.56%  1.74%  -0.41%  -0.71%  -0.46%  -6.93%  -5.35%  -2.58%  -1.09%  -16.40%  2007  1.46%  0.33%  1.07%  1.30%  1.55%  0.29%  -1.99%  -1.30%  0.91%  1.37%  -0.11%  0.49%  5.43%  2006  1.74%  0.47%  0.86%  0.88%  -0.36%  0.42%  0.49%  0.43%  0.27%  0.70%  1.26%  1.21%  8.69%  2005  0.43%  1.14%  0.24%  -0.33%  0.62%  0.68%  0.94%  0.36%  0.71%  -0.71%  0.42%  1.22%  5.83%  2004  1.49%  0.56%  -0.04%  -0.69%  -0.18%  0.27%  -0.23%  0.01%  0.47%  0.25%  1.37%  0.82%  4.15%  2003  0.73%  0.17%  0.28%  1.34%  1.86%  1.03%  -0.21%  0.58%  1.03%  1.02%  0.98%  0.86%  10.10%  2002  -  -  -  -  -  -  -  -  -0.44%  0.14%  0.53%  1.04%  1.27%

 875 Third Avenue, New York, New York 10022 212.201.25002180 Sand Hill Road, Menlo Park, California 94025 AetosClientRelations@aetoscapital.com  PROFILE SHEET NOVEMBER 2017  PERFORMANCE AND STATISTICS (since inception through November 30, 2017)1  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Credit and Distressed Opportunities Portfolio, a model portfolio/asset allocation program that was formalized in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. For periods prior to October 2011, it is likely that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Reflects AUM as of September 30, 2017. 3 Reflects number of managers in the Aetos Capital Credit and Distressed Opportunities Portfolio as of December 1, 2017 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Credit and Distressed Opportunities Portfolio’s inception of September 1, 2002 through November 30, 2017.   FIRM OVERVIEW  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages over $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO OVERVIEW  The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the following strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Multi-Strategy Arbitrage Fund and 2) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   HISTORICAL PERFORMANCE (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  4.56%  2.09%  4.20%  3.87%  5.87%  HFRI FOF: Conservative Index  4.60%  2.14%  3.55%  0.93%  3.09%  Barclays Capital Aggregate Index  3.21%  2.11%  1.98%  3.99%  4.26%  MSCI ACWI (Net)  24.64%  8.01%  10.94%  4.37%  8.43%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  2.62%  2.69%  3.98%  3.67%  HFRI FOF: Conservative Index  -  2.07%  2.13%  4.14%  3.79%  Barclays Capital Aggregate Index  -  2.81%  2.85%  3.24%  3.38%  MSCI ACWI (Net)  -  10.61%  9.94%  16.80%  15.22%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.64  1.46  0.89  1.28  HFRI FOF: Conservative Index  -  0.84  1.54  0.14  0.50  Barclays Capital Aggregate Index  -  0.61  0.60  1.13  0.91  MSCI ACWI (Net)  -  0.72  1.07  0.24  0.48  AETOS AT-A-GLANCE  Founded2001  Firm AUM2 $10.9 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  PORTFOLIO HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 14# of Sub-Strategies: 7  Beta to Market Indices1,4BarCap Aggregate Index: 0.01MSCI ACWI (Net): 0.16  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  Aetos Capital Credit and Distressed Opportunities Portfolio

 NOVEMBER 2017 | PROFILE SHEET | *  1 Data as of November 30, 2017. The performance information presented is for the Aetos Capital Credit and Distressed Opportunities Portfolio, a model portfolio/asset allocation program that was formalized in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. For periods prior to October 2011, it is likely that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, subject to a high water mark. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of December 1, 2017)  SUB-STRATEGY ALLOCATIONS (as of December 1, 2017)2  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2017)2  AETOS CAPITAL CREDIT AND DISTRESSED OPPORTUNITIES PORTFOLIO  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1  HISTORICAL MONTHLY PERFORMANCE (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2017  1.30%  0.73%  -0.05%  0.35%  0.11%  0.15%  0.10%  0.27%  0.29%  0.27%  0.02%  -  3.60%  2016  -1.45%  -0.69%  0.80%  2.03%  0.53%  -0.09%  1.12%  1.04%  0.75%  0.76%  0.40%  0.92%  6.24%  2015  -0.30%  0.77%  0.18%  0.71%  0.45%  -0.79%  -0.25%  -1.16%  -1.33%  -0.14%  -0.36%  -1.02%  -3.21%  2014  0.54%  1.49%  0.42%  0.28%  0.69%  1.29%  -0.15%  -0.15%  -0.56%  -0.89%  0.10%  -0.12%  2.95%  2013  1.74%  0.64%  1.19%  1.32%  1.65%  -0.82%  0.79%  0.13%  0.57%  1.19%  1.04%  0.62%  10.52%  2012  1.65%  1.24%  0.87%  0.65%  -0.51%  0.41%  0.97%  0.96%  1.28%  0.71%  0.60%  1.37%  10.68%  2011  1.13%  1.09%  0.12%  0.75%  0.01%  -0.73%  -0.23%  -2.22%  -2.47%  0.65%  -0.81%  -0.01%  -2.77%  2010  2.03%  0.61%  2.13%  1.43%  -1.68%  -0.29%  0.58%  0.52%  0.97%  1.16%  0.22%  1.05%  9.04%  2009  0.45%  -0.19%  -0.32%  0.63%  2.58%  2.27%  2.43%  2.21%  2.33%  1.85%  1.54%  1.64%  18.82%  2008  -1.25%  0.64%  -1.03%  0.50%  0.34%  -0.47%  -0.77%  -0.51%  -3.23%  -4.52%  -2.90%  -1.25%  -13.64%  2007  1.53%  0.92%  0.84%  1.54%  1.50%  0.00%  -1.68%  -1.17%  1.22%  1.15%  -0.63%  0.16%  5.44%  2006  1.61%  0.65%  1.08%  0.69%  0.55%  0.14%  0.47%  0.59%  0.54%  1.63%  1.39%  1.29%  11.13%  2005  0.42%  1.15%  -0.12%  -0.38%  0.31%  0.64%  1.39%  0.67%  0.40%  -0.06%  0.47%  0.88%  5.90%  2004  2.18%  0.53%  0.24%  0.20%  0.18%  0.80%  0.17%  0.45%  0.55%  0.59%  1.75%  1.36%  9.35%  2003  1.74%  0.69%  0.75%  2.23%  1.67%  1.90%  -0.16%  0.61%  2.02%  1.64%  1.22%  1.67%  17.17%  2002  -  -  -  -  -  -  -  -  0.00%  -0.13%  1.77%  1.13%  2.79%

 NOVEMBER 2017 | PROFILE SHEET | *  IMPORTANT INFORMATION AND DISCLOSURES  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Aetos is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. HFRI FOF: Conservative Index: Includes fund of funds classified as “Conservative” that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more 'conservative' strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.  FEES AND TERMS  FEES AND TERMS  Minimum Investment  $1 Million  Fees  Management: 1.00% (0.75% >$25million) / Incentive: 10% over hurdle  High Water Mark  Yes  Subscription Frequency  Monthly  Lock-Up Period  1 Year  Redemption Frequency  Quarterly with 90 Days Notice  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  AETOS CONTACT INFORMATION  AETOS CONTACT INFORMATION  James Conzelman875 Third AvenueNew York, NY 10022 (212) 201-2532 jconzelman@aetoscapital.com  John Stimpson875 Third AvenueNew York, NY 10022 (212) 201-2560 jstimpson@aetoscapital.com      AETOS CAPITAL COMMINGLED OFFERINGS